CAPITAL STOCK (Details Narrative) (USD $)	May 31, 2013	Nov. 30, 2012	Nov. 01, 2012	Apr. 30, 2012 Infinity Resources, Inc [Member]	Sep. 12, 2012 Infinity Resources, Inc [Member] Share Exchange Agreement [Member]
Common stock, Issued	90,280,920	90,280,920		90,000,000
Reduction in retained earnings				$ 89,910
Offered and sold Common Stock					90,000,000
Carried forward of commons shares					280,920
Net liabilities assumed					156,105
Cash assumed liabilities					511
Accrued liabilities					71,628
Related party advances and in advances which were subsequently forgiven by the former officers					36,896
Advances/shareholders loans forgave by former officers			$ 36,896